Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 156.0
Property, plant and equipment, ending balance	171.8	$ 156.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	296.4	217.1
Additions	60.4	75.2
Additions from business combinations (note 5)	2.6	1.2
Disposals	9.0	1.2
Transfers	0.0	0.0
Impact of foreign currency translation	(2.5)	4.1
Property, plant and equipment, ending balance	347.9	296.4
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(140.4)	(102.9)
Depreciation	45.4	37.4
Disposals	(8.7)	(1.2)
Impairment losses	0.2	0.2
Impact of foreign currency translation	(1.2)	1.1
Property, plant and equipment, ending balance	(176.1)	(140.4)
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	16.7
Property, plant and equipment, ending balance	18.4	16.7
Plant equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	32.0	30.9
Additions	0.2	0.0
Additions from business combinations (note 5)	2.4	0.0
Disposals	0.1	0.0
Transfers	2.9	1.1
Impact of foreign currency translation	(0.1)	0.0
Property, plant and equipment, ending balance	37.3	32.0
Plant equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(15.3)	(12.1)
Depreciation	3.7	3.2
Disposals	(0.1)	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	(18.9)	(15.3)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3.2
Property, plant and equipment, ending balance	6.0	3.2
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15.3	12.8
Additions	1.9	0.9
Additions from business combinations (note 5)	0.1	0.0
Disposals	0.3	0.1
Transfers	4.4	1.5
Impact of foreign currency translation	(0.1)	0.2
Property, plant and equipment, ending balance	21.3	15.3
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(12.1)	(9.3)
Depreciation	3.4	2.7
Disposals	(0.2)	(0.1)
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.2
Property, plant and equipment, ending balance	(15.3)	(12.1)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	75.3
Property, plant and equipment, ending balance	126.1	75.3
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	151.4	125.1
Additions	11.5	8.8
Additions from business combinations (note 5)	0.1	0.9
Disposals	6.4	1.0
Transfers	70.4	15.5
Impact of foreign currency translation	(1.8)	2.1
Property, plant and equipment, ending balance	225.2	151.4
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(76.1)	(53.9)
Depreciation	30.2	23.1
Disposals	(6.4)	(1.0)
Impairment losses	0.2	0.2
Impact of foreign currency translation	(1.0)	(0.1)
Property, plant and equipment, ending balance	(99.1)	(76.1)
Show displays
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2.7
Property, plant and equipment, ending balance	1.4	2.7
Show displays | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	11.4	9.4
Additions	0.2	0.0
Additions from business combinations (note 5)	0.0	0.0
Disposals	1.0	0.0
Transfers	(0.4)	1.6
Impact of foreign currency translation	0.1	0.4
Property, plant and equipment, ending balance	10.3	11.4
Show displays | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(8.7)	(7.3)
Depreciation	1.2	1.1
Disposals	(1.0)	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.3
Property, plant and equipment, ending balance	(8.9)	(8.7)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	11.6
Property, plant and equipment, ending balance	15.8	11.6
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	39.8	34.8
Additions	3.7	2.2
Additions from business combinations (note 5)	0.0	0.3
Disposals	1.1	0.1
Transfers	7.7	1.6
Impact of foreign currency translation	(0.4)	1.0
Property, plant and equipment, ending balance	49.7	39.8
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(28.2)	(20.3)
Depreciation	6.9	7.3
Disposals	(1.0)	(0.1)
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.2)	0.7
Property, plant and equipment, ending balance	(33.9)	(28.2)
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	46.5
Property, plant and equipment, ending balance	4.1	46.5
In progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	46.5	4.1
Additions	42.9	63.3
Additions from business combinations (note 5)	0.0	0.0
Disposals	0.1	0.0
Transfers	(85.0)	(21.3)
Impact of foreign currency translation	(0.2)	0.4
Property, plant and equipment, ending balance	4.1	46.5
In progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	$ 0.0	$ 0.0